Restructuring charges - Future Minimum Lease Payments (Details) $ in Thousands	Jun. 30, 2021 USD ($)
Operating Lease - Future Minimum Lease Payments [Line Items]
Total future minimum lease payments (including related costs)	$ 74,249
Lease imputed interest	(4,107)
Total	70,142
Onerous Lease | Resource rationalization, 2020
Operating Lease - Future Minimum Lease Payments [Line Items]
2021	1,210
2022	1,872
2023	1,015
2024	142
2025	141
Thereafter	401
Total future minimum lease payments (including related costs)	4,781
Lease imputed interest	(408)
Total	$ 4,373